CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Mar. 31, 2024
CURRENT ASSETS
Cash	$ 334,910	$ 620,910
Accounts receivable, net	1,098,921	20,472
Prepaid and other receivable	1,967,062	1,375,957
Due from related parties	433,507	76,888
Total current assets	3,834,400	2,094,227
Restricted cash – non-current	237,197	152,434
Property, plant and equipment, net	57,576,110	83,581,322
Right of use assets	0	41,783
Intangible assets, net	848,559	933,642
Long-term investment	235,000	0
Deferred tax assets	0	105,334
Goodwill	895,467	950,959
TOTAL ASSETS	63,626,733	87,859,701
CURRENT LIABILITIES
Accounts payable	1,791,464	1,187,480
Accounts payable to related parties	1,086,445	0
Accrued liabilities and other payable	4,176,810	2,253,851
Other tax payable	922,888	616,358
Due to related parties	503,126	326,640
Deferred revenue	181,839	968,676
Lease liability - current	0	15,931
Bank loans - current	45,596,789	62,423,441
Other loan payable- current	508,621	488,692
Convertible notes	2,053,933	0
Derivative liability - current	285,881	0
Income tax payable	1,202,933	1,399,244
Total current liabilities	58,310,729	69,680,313
Deferred tax liabilities	120,658	126,051
Lease liability, non-current	0	25,852
Other loan payable, non-current	0	252,476
Derivative liability, non-current	0	29,075
TOTAL LIABILITIES	58,431,387	70,113,767
Commitments and contingencies	0	0
EQUITY
Common shares, no par value, unlimited shares authorized, 5,607,348 and 3,437,926 issued and outstanding as of March 31, 2025 and 2024, respectively	0	0
Additional paid-in capital	21,647,561	17,719,755
Accumulated (deficit) retained earnings	(15,706,216)	136,191
Accumulated other comprehensive loss	(823,818)	(93,967)
Total shareholders' equity attributable to the Company	5,117,527	17,761,979
Non-controlling interest	77,819	(16,045)
Total shareholders' equity	5,195,346	17,745,934
TOTAL LIABILITIES AND EQUITY	$ 63,626,733	$ 87,859,701